UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 2011
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            05/05/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            51
                                                  -----------------------

Form 13F Information Table Value Total:            162443(x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
                              TITLE OF                    VALUE    SHARES/ SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS          CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
3M CO                        COM            88579Y101    2338      25000   SH           Sole              25000
Abercrombie & Fitch Co       CL A           002896207    5459      93001   SH           Sole              93001
Aecom Technology Corp Delawa COM            00766T100     860      31001   SH           Sole              31001
Ambassadors Group Inc        COM            023177108     268      24501   SH           Sole              24501
Artio Global Invs Inc        COM CL A       04315B107    1600      99001   SH           Sole              99001
Autodesk Inc                 COM            052769106    2990      67777   SH           Sole              67777
Bed Bath & Beyond Inc        COM            075896100    1931      40000   SH           Sole              40000
Berkshire Hathaway Inc Del   CL B NEW       084670702    3360      40173   SH           Sole              40173
Companhia Brasileira De Dist SPNADRPFDCLA   20440T201     419      10000   SH           Sole              10000
Cass Information Sys Inc     COM            14808P109     648      16501   SH           Sole              16501
Companhia de Bebidas das Ame SPON ADR PFD   20441W203    4613     162945   SH           Sole             162945
Contango Oil & Gas Company   COM NEW        21075N204     632      10001   SH           Sole              10001
Copart Inc                   COM            217204106   14826     342170   SH           Sole             342170
Credit Accept Corp Mich      COM            225310101     504       7105   SH           Sole               7105
Direxion SHS ETF TR          DLYSMCAPBEAR3X 25459W110    2766      78844   SH           Sole              78844
Donaldson Inc                COM            257651109    7504     122441   SH           Sole             122441
Google Inc                   CL A           38259P508    2527       4306   SH           Sole               4306
Greenlight Capital Re Ltd    CLASS A        G4095J109     251       8906   SH           Sole               8906
Heartland PMT SYS Inc        COM            42235N108    3392     193469   SH           Sole             193469
Intrepid Potash Inc          COM            46121Y102     568      16301   SH           Sole              16301
iShares TR                   IBOXXINV CPBD  464287242   12134     112145   SH           Sole             112145
iShares TR                   RUSSELL 3000   464287689      32        400   SH           Sole                400
Itau Unibanco HLDG SA        SPONADRREPPFD  465562106    1684      70000   SH           Sole              70000
Johnson & Johnson            COM            478160104    5565      93932   SH           Sole              93932
LKQ Corp                     COM            501889208    7761     322048   SH           Sole             322048
LOEWS CORP                   COM            540424108     431      10000   SH           Sole              10000
Market Vectors ETF TR        BRAZL SMCP ETF 57060U613    1701      30000   SH           Sole              30000
Market Vectors ETF TR        EM LC CURR DBT 57060U522     137       5100   SH           Sole               5100
Market Vectors ETF TR        GOLD MINER ETF 57060U100    2738      45563   SH           Sole              45563
Market Vectors ETF TR        JRGOLDMINERS E 57060U589     628      16000   SH           Sole              16000
Micros Sys Inc               COM            594901100     717      14501   SH           Sole              14501
Microsoft Corp               COM            594918104   10219     402484   SH           Sole             402484
Mosaic Co                    COM            61945A107     394       5000   SH           Sole               5000
Nicholas Financial Inc       COM NEW        65373J209     332      27224   SH           Sole              27224
Nordson Corp                 COM            655663102     690       6001   SH           Sole               6001
Oceaneering INTL Inc         COM            675232102     492       5501   SH           Sole               5501
Oracle Corp                  COM            68389X105    7300     218350   SH           Sole             218350
Potash Corp Sask Inc         COM            73755L107     707      12000   SH           Sole              12000
Progressive Corp Ohio        COM            743315103   14481     685337   SH           Sole             685337
Proshares TR                 ULSHT SP500    74347R883     628      30000   SH           Sole              30000
Proshares TR                 ULSHRUS2000    74348A202    1683      40283   SH           Sole              40283
Redwood TR Inc               COM            758075402    1194      76802   SH           Sole              76802
SEI Investments Co           COM            784117103    5815     243504   SH           Sole             243504
SPDR Gold Trust              GOLD SHS       78463V107    2814      20120   SH           Sole              20120
Sprott Physical Gold Trust   UNIT           85207H104    2710     214378   SH           Sole             214378
Tupperware Brands Corp       COM            899896104   10257     171781   SH           Sole             171781
Tyco International LTD       SHS            H89128104    5152     115073   SH           Sole             115073
Wal Mart Stores Inc          COM            931142103    3449      66256   SH           Sole              66256
World Fuel Svcs Corp         COM            981475106    1134      27922   SH           Sole              27922
Wright Express Corp          COM            98233Q105     363       7001   SH           Sole               7001
Yamana Gold Inc              COM            98462Y100    1645     133601   SH           Sole             133601

Total  $162443 (x1000)


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